DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES	12 Months Ended
Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
3.	DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Objectives and Strategies

The Company is exposed to fluctuations in crude oil and natural gas prices on the majority of its worldwide production. Apache manages the variability in its cash flows by occasionally entering into derivative transactions on a portion of its crude oil and natural gas production. The Company utilizes various types of derivative financial instruments, including swaps and options, to manage fluctuations in cash flows resulting from changes in commodity prices.

Counterparty Risk

The use of derivative instruments exposes the Company to counterparty credit risk, or the risk that a counterparty will be unable to meet its commitments. To reduce the concentration of exposure to any individual counterparty, Apache utilizes a diversified group of investment-grade rated counterparties, primarily financial institutions, for its derivative transactions. As of December 31, 2013, Apache had derivative positions with 14 counterparties. The Company monitors counterparty creditworthiness on an ongoing basis; however, it cannot predict sudden changes in counterparties’ creditworthiness. In addition, even if such changes are not sudden, the Company may be limited in its ability to mitigate an increase in counterparty credit risk. Should one of these counterparties not perform, Apache may not realize the benefit of some of its derivative instruments resulting from lower commodity prices.

APACHE CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (Continued)

The Company executes commodity derivative transactions under master agreements that have netting provisions that provide for offsetting payables against receivables. In general, if a party to a derivative transaction incurs a material deterioration in its credit ratings, as defined in the applicable agreement, the other party has the right to demand the posting of collateral, demand a transfer, or terminate the arrangement. The Company’s net derivative liability position at December 31, 2013, represents the aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position. The Company has not provided any collateral to any of its counterparties as of December 31, 2013.

Derivative Instruments

As of December 31, 2013, Apache had the following open crude oil derivative positions which have not been designated as cash flow hedges:

		Fixed-Price Swaps
Production Period	Settlement Index	Mbbls	Weighted Average Fixed Price
2014	NYMEX WTI	22,889	$90.77
2014	Dated Brent	22,812	100.05

As of December 31, 2013, Apache had the following open natural gas derivative positions which have been designated as cash flow hedges:

		Fixed-Price Swaps
Production Period	Settlement Index	MMBtu (in 000’s)	Weighted Average Fixed Price
2014	NYMEX Henry Hub	1,295	$6.72

Subsequent to December 31, 2013, Apache entered into additional natural gas derivatives not designated as cash flow hedges totaling 55.9 million MMBtu for 2014. These contracts are settled against NYMEX Henry Hub and various Inside FERC indices, with a weighted average fixed price of $4.35.

Fair Value Measurements

Apache’s commodity derivative instruments consist of variable-to-fixed price commodity swaps and options. The fair values of the Company’s derivative instruments are not actively quoted in the open market. The Company uses a market approach to estimate the fair values of its derivative instruments, utilizing commodity futures price strips for the underlying commodities provided by a reputable third party. These valuations are Level 2 inputs.

The following table presents the Company’s derivative assets and liabilities measured at fair value on a recurring basis:

	Fair Value Measurements Using
	Quoted Price in Active Markets (Level 1)	Significant Other Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value	Netting(1)	Carrying Amount
	(In millions)
December 31, 2013
Assets:
Derivatives designated as cash flow hedges	$—	$3	$—	$3	$(2)	$1
Liabilities:
Derivatives designated as cash flow hedges	$—	$1	$—	$1
Derivatives not designated as cash flow hedges	—	300	—	300

Total Derivative liabilities	$—	$301	$—	$301	$(2)	$299
December 31, 2012
Assets:
Derivatives designated as cash flow hedges	$—	$48	$—	$48	$(15)	$33
Liabilities:
Derivatives designated as cash flow hedges	$—	$51	$—	$51
Derivatives not designated as cash flow hedges	—	80	—	80

Total Derivative liabilities	$—	$131	$—	$131	$(15)	$116

(1)	The derivative fair values are based on analysis of each contract on a gross basis, even where the legal right of offset exists.

All derivative instruments are reflected as either assets or liabilities at fair value in the consolidated balance sheet. These fair values are recorded by netting asset and liability positions where counterparty master netting arrangements contain provisions for net settlement. The fair market value of the Company’s derivative assets and liabilities and their locations on the consolidated balance sheet are as follows:

	December 31, 2013	December 31, 2012
	(In millions)
Current Assets: Derivative instruments	$1	$31
Other Assets: Deferred charges and other	—	2

Total Assets	$1	$33

Current Liabilities: Derivative instruments	$299	$116

Total Liabilities	$299	$116

Derivative Activity Recorded in Statement of Consolidated Operations

The following table summarizes the effect of derivative instruments on the Company’s statement of consolidated operations:

	Gain (Loss) on Derivatives	For the Year Ended December 31,
	Recognized in Income	2013	2012	2011
		(In millions)
Gain (loss) on cash flow hedges reclassified from accumulated other comprehensive loss	Oil and Gas Production Revenues	$(16)	$268	$(13)
Gain (loss) for ineffectiveness on cash flow hedges	Revenues and Other: Other	$(1)	$—	$2
Loss on derivatives not designated as cash flow hedges	Derivative instrument gains (losses), net	$(399)	$(79)	$—

Unrealized gains and losses for derivative activity recorded in the statement of consolidated operations is reflected in the statement of consolidated cash flows as a component of “Other” in “Adjustments to reconcile net income to net cash provided by operating activities.”

Derivative Activity in Accumulated Other Comprehensive Income (Loss)

As of December 31, 2013, a portion of the Company’s derivative instruments were designated as cash flow hedges. A reconciliation of the components of accumulated other comprehensive income (loss) in the statement of consolidated changes in equity related to Apache’s cash flow hedges is presented in the table below:

	For the Year Ended December 31,
	2013		2012		2011
	Before	After	Before	After	Before	After
	tax	tax	tax	tax	tax	tax
	(In millions)
Unrealized gain (loss) on derivatives at beginning of year	$(10)	$(6)	$145	$114	$(54)	$(19)
Realized amounts reclassified into earnings	16	11	(268)	(199)	13	19
Net change in derivative fair value	(6)	(5)	113	79	188	115
Ineffectiveness reclassified into earnings	1	1	—	—	(2)	(1)

Unrealized gain (loss) on derivatives at end of period	$1	$1	$(10)	$(6)	$145	$114

Unrealized net gains on existing cash flow hedges as of December 31, 2013 will be realized in earnings through mid-2014, in the same period as the related sales of natural gas and crude oil production occur; however, estimated and actual amounts may vary materially as a result of changes in market conditions.